EXHIBIT 99.2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SBA Communications Corporation	1 October 2021
SBA Depositor LLC
8051 Congress Avenue
Boca Raton, Florida 33487

Re:	SBA Tower Trust (the “Tower Trust”)
Secured Tower Revenue Securities, Series 2021-2 and Series 2021-3 (the “Securities”)
Sample Site, Sample Ground Lease and Sample Tenant Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by SBA Communications Corporation (“SBA Parent”), SBA Depositor LLC (the “Depositor”) and Barclays Capital Inc. (“Barclays,” together with SBA Parent and the Depositor, the “Specified Parties”) for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Sites, Ground Leases and Tenant Leases (all as defined herein) (collectively, the “Subject Matter”) securing a mortgage loan (the “Mortgage Loan”) relating to the SBA Tower Trust Secured Tower Revenue Securities, Series 2021-2 and Series 2021-3 securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SBA Parent, on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “Official Securitization Report_v9.14.21_(Third Parties).xlsx” and the corresponding record layout and decode information, as applicable (the “Base Data File”), that SBA Parent, on behalf of the Depositor, indicated contains information relating to:
i.	Certain wireless communication sites (the “Sites”),
ii.	Ground leases related to certain Sites (the “Ground Leases”) and
iii.	One or more tenant leases related to each of the Sites (the “Tenant Leases”)

as of the close of business on 1 September 2021 (the “Cut-off Date”),

b.	Imaged copies of the:
i.	Ground lease agreement, ground lease amendment, easement agreement, easement addendum, ground lease estoppel, ground rent adjustment, ground lease correspondence and/or other related documents (collectively and as applicable, the “Ground Lease Source Documents”),
ii.	Deed, bill of sale, perpetual easement agreement and/or other related documents (collectively and as applicable, the “Owned and Perpetual Easement Source Documents”) and
iii.	Tenant lease agreement, tenant lease amendment, tenant renewal, tenant estoppel, notice of construction complete, master lease agreement, master lease agreement amendment, omnibus agreement, omnibus agreement amendment, tenant rent commencement letter, rent start date approval form, tenant installation notice, tenant name change form, tenant lease correspondence, tenant termination request, purchase order, supplemental lease agreement, network vision amendment verification form, reinstatement approval, reinstatement of and amendment to site agreements, termination approval, site summary, site lease agreement and/or other related documents (collectively and as applicable, the “Tenant Lease Source Documents”), that SBA Parent, on behalf of the Depositor, indicated relate to the Sample Sites, Sample Ground Leases and Sample Tenant Leases (all as defined herein), as applicable,

c.	An electronic copy of SBA Parent’s general ledger and the corresponding record layout and decode information, as applicable (the “General Ledger”), as of 31 July 2021,
d.	Access to SBA Parent’s property management system (the “PM Database,” together with the Ground Lease Source Documents, Owned and Perpetual Easement Source Documents, Tenant Lease Source Documents and General Ledger, the “Sources”),
e.	A schedule and the corresponding record layout and decode information, as applicable (the “Commencement Date Schedule”), that SBA Parent, on behalf of the Depositor, indicated contains information relating to the commencement dates for the Sample Ground Leases and Sample Tenant Leases,

f.	The list of relevant characteristics relating to the:
i.	Sample Sites (the “Sample Site Characteristics”) on the Final Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A,
ii.	Sample Ground Leases (the “Sample Ground Lease Characteristics”) on the Final Data File, which is shown on Exhibit 2 to Attachment A, and
iii.	Sample Tenant Leases (the “Sample Tenant Lease Characteristics,” together with the Sample Site Characteristics and Sample Ground Lease Characteristics, the “Sample Characteristics”) on the Final Data File, which is shown on Exhibit 3 to Attachment A,
g.	Information, assumptions and methodologies (collectively, the “Provided Calculation Methodology”), which are shown on Exhibit 6 to Attachment A, that SBA Parent, on behalf of the Depositor, indicated relate to the calculation of the characteristic(s) listed on Exhibit 6 to Attachment A (the “Provided Calculation Characteristic”) for each Sample Site, and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Barclays, on behalf of the Depositor, provided us with a list (the “Sample Selection Listing”) containing:

a.	100 Sites (the “Sample Sites”),
b.	63 Ground Leases relating to certain Sample Sites (the “Sample Ground Leases”) and
c.	One Tenant Lease relating to each Sample Site (the “Sample Tenant Leases”).

For the avoidance of doubt, there are 100 Sample Tenant Leases on the Sample Selection Listing provided by Barclays, on behalf of the Depositor.

Barclays, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Sites, Sample Ground Leases and Sample Tenant Leases or the methodology used to select the Sample Sites, Sample Ground Leases and Sample Tenant Leases.

For the purpose of the procedures described in this report:

a.	The 100 Sample Sites and the corresponding Sample Ground Leases, if applicable, identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers S-1 through S-100 and
b.	The 100 Sample Tenant Leases identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers T-1 through T-100.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Base Data File, Sources, Commencement Date Schedule, Sample Characteristics, Provided Calculation Methodology, Sample Selection Listing and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Commencement Date Schedule, Provided Calculation Methodology, Sample Selection Listing or any other information provided to us, or that we were instructed to obtain, as applicable, by SBA Parent or Barclays, on behalf of the Depositor, upon which we relied in forming our findings. We were not provided with any information on, and we performed no procedures relating to, the Mortgage Loan. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Mortgage Loan, Sites, Ground Leases or Tenant Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by SBA Parent or Barclays, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan, Sites, Ground Leases or Tenant Leases that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 October 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by SBA Parent, on behalf of the Depositor, we appended the information for each Site on the Base Data File with the corresponding Provided Calculation Characteristic, which we calculated using the Provided Calculation Methodology. The Base Data File, as adjusted, is hereinafter referred to as the “Final Data File.”

2.	For each Sample Site, we performed the following procedures:

a.	We compared the Sample Site Characteristics listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Final Data File and/or Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A. The Source(s) (or, if applicable, the information on the Final Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Site Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

b.	For the purpose of performing the procedure described in the succeeding sentence, SBA Parent, on behalf of the Depositor, instructed us that an SBA lease number (the “Tenant ID”) ending in “01,” as shown on the Final Data File, is the anchor tenant (each, an “Anchor Tenant”) of each Sample Site. For each Sample Site with a transaction name of “Mobilitie - Domestic” (the “Mobilitie Sample Sites”), as shown on the Final Data File, we observed the existence of a Tenant Lease Source Document indicating the allowance of triple net reimbursements for the Anchor Tenant corresponding to such Sample Site.

3.	For each Sample Ground Lease, we performed the following procedures:

a.	We compared the Sample Ground Lease Characteristics listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 2 to Attachment A. The Source(s) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Ground Lease Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

b.	For each Sample Ground Lease with a property type of “Owned” or “Perpetual Easement,” as shown on the Final Data File, we observed the existence of an Owned and Perpetual Easement Source Document.

Attachment A Page 2 of 2

4.	For each Sample Tenant Lease, we compared the Sample Tenant Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Final Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 3 to Attachment A. The Source(s) (or, if applicable, the information on the Final Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Tenant Lease Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibits 4 and 5 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Sample Site Characteristics

Sample Site Characteristic	Final Data File Field Name	Source(s)	Note(s)

Site code	Site Code	PM Database	i.

Number of tenant leases	NumTenant	PM Database and recalculation	ii.

Site operating expenses	Site Operating Expenses	General Ledger, Final Data File and recalculation	iii., iv.

Rent revenue share reimbursement	Rent Rev Sh Reimb	(a) Final Data File and recalculation or (b) PM Database, Final Data File and recalculation	iv., v., vi., vii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the number of tenant leases Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to recalculate the number of tenant leases by counting the Tenant Leases associated with such Sample Site with a lease status of “Active,” “Troubled Lease” or “Bankruptcy,” as shown in the PM Database.

iii.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to:
a.	Calculate the months active (the “Months Active”) for each Sample Site as the maximum of:
(i)	The minimum of:
(a)	The sum of:
1.	The difference in months between July 2021 and the date active, as shown on the Final Data File, and
2.	One for Sample Sites with a date active on or before the fifteenth day of the applicable month, as shown on the Final Data File, or zero for all other Sample Sites and
(b)	Twelve, and
(ii)	One and

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iii. (continued)

b.	Recalculate the site operating expenses for each Sample Site as the sum of the:
(i)	Maximum of:
(a)	The product of the revenue sharing expense, as shown on the General Ledger, and twelve and
(b)	0,
(ii)	Product of the insurance expense, as shown on the General Ledger, and twelve and
(iii)	Sum of each annualized:
(a)	Electric expense,
(b)	Telephone expense,
(c)	Property taxes,
(d)	Site maintenance expense and
(e)	Site expense,

all calculated as the product of:

1.	The quotient of the:
A.	Maximum of:
1)	The applicable expense amount, as shown on the General Ledger, and
2)	0,

divided by

B.	Months Active, as calculated above, and
2.	Twelve.

iv.	For the purpose of comparing the indicated Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):
a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (calculated as a percentage of the indicated Sample Site Characteristic, as shown on the Final Data File).

We were instructed by SBA Parent, on behalf of the Depositor, to present any differences that exceed the materiality thresholds described in the preceding paragraph of this note as the difference between the value we recalculated using information on the applicable Source(s) and/or Final Data File, as applicable, and the corresponding value that is shown on the Final Data File, expressed as a percentage of the value that is shown on the Final Data File.

v.	We were instructed by SBA Parent, on behalf of the Depositor, to compare the rent revenue share reimbursement Sample Site Characteristic only for Sample Sites that are Mobilitie Sample Sites (as defined in Attachment A) and have a site code ending in the letter “T,” as shown on the Final Data File (collectively, the “Mobilitie T Sample Sites”).

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vi.	For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie T Sample Site, SBA Parent, on behalf of the Depositor, instructed us to note agreement if the rent revenue share reimbursement (Rent Rev Sh Reimb), as shown on the Final Data File, equals the sum of the:
a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),

all as shown on the Final Data File.

vii.	For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie T Sample Site where the rent revenue share reimbursement (Rent Rev Sh Reimb), as shown on the Final Data File, exceeds the sum of the:
a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),

all as shown on the Final Data File, SBA Parent, on behalf of the Depositor, instructed us to compare the rent revenue share reimbursement, as shown on the Final Data File, to the annualized most recent mobilitie ground rent reimbursement amount (rounded to 2 decimals) received for the related Anchor Tenant (as defined in Attachment A), as shown in the PM Database.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Ground Lease Characteristics

Sample Ground Lease Characteristic	Final Data File Field Name	Source(s)	Note(s)

Site code	Site Code	PM Database	i.

Ground lease final term end date	GL Final Term End Date	Ground Lease Source Documents, Commencement Date Schedule and recalculation	ii., iii.

i.	For identification purposes only.

ii.	We were instructed by SBA Parent, on behalf of the Depositor, not to compare the ground lease final term end date Sample Ground Lease Characteristic for any Sample Ground Lease corresponding to a Sample Site with a property type of “Owned,” “Perpetual Easement” or “Prepaid Lease Extension” (each, a “Non-Compared Sample Ground Lease”), as shown on the Final Data File.

iii.	For the purpose of comparing the ground lease final term end date Sample Ground Lease Characteristic for each Sample Ground Lease, except for the Non-Compared Sample Ground Leases, SBA Parent, on behalf of the Depositor, instructed us to recalculate the ground lease final term end date as of the Cut-off Date using the:
a.	Applicable information and methodologies described in the related Ground Lease Source Documents and
b.	Related Ground Lease commencement date, as shown on the Commencement Date Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Sample Tenant Lease Characteristics

Sample Tenant Lease Characteristic	Final Data File Field Name	Source(s)	Note(s)

Tenant ID	SBALease Num	PM Database	i.

Common carrier name	Common Carrier Name	Tenant Lease Source Documents	ii.

Tenant current rent rate	TL Current Rent Rate	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	iii., iv., v.

Tenant current pay frequency	Curr Pay Freq	Tenant Lease Source Documents

Tenant current term end date	Curr Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant number of remaining renewal terms	Num Renewal Terms	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant final term end date	Final Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant next escalation amount	Next Esc Amount	Final Data File or Tenant Lease Source Documents	vi., vii.

Tenant next escalation type	Next Esc Type	Final Data File or Tenant Lease Source Documents	vii.

Tenant next escalation frequency	Next Esc Freq	Final Data File or Tenant Lease Source Documents	vii.

Colocation rent share	Anchor Reduction	(a) Final Data File, (b) Tenant Lease Source Documents and recalculation or (c) Final Data File and recalculation	viii., ix.

Notes:

i.	For identification purposes only.

Exhibit 3 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the common carrier name Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	We were instructed by SBA Parent, on behalf of the Depositor, not to compare the tenant current rent rate Sample Tenant Lease Characteristic for any Sample Tenant Lease with a lease status of “Troubled Lease” (each, a “Troubled Sample Tenant Lease”), as shown on the Final Data File.

iv.	For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, except for the Troubled Sample Tenant Leases, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):
a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (calculated as a percentage of the tenant current rent rate value, as shown on the Final Data File).

We were instructed by SBA Parent, on behalf of the Depositor, to present any differences that exceed the materiality thresholds described in the preceding paragraph of this note as the difference between the value we identified on the applicable Source(s) and the corresponding value that is shown on the Final Data File expressed as a percentage of the value that is shown on the Final Data File.

v.	For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to recalculate the tenant current rent rate, tenant current term end date, tenant number of remaining renewal terms and tenant final term end date as of the Cut-off Date using the:
a.	Applicable information and methodologies described in the related Tenant Lease Source Documents and
b.	Related Tenant Lease commencement date, as shown on the Commencement Date Schedule.

vi.	For the purpose of comparing the tenant next escalation amount Sample Tenant Lease Characteristic for each Sample Tenant Lease with a next escalation type of “CPI,” as shown on the Final Data File, SBA Parent, on behalf of the Depositor, instructed us to note agreement with a tenant lease next escalation amount of “0,” as shown on the Final Data File.

vii.	For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease with a tenant current pay frequency of “Term,” as shown on the Final Data File, SBA Parent, on behalf of the Depositor, instructed to note agreement with a value of <blank>, as shown on the Final Data File.

Exhibit 3 to Attachment A Page 3 of 3

Notes: (continued)

viii.	For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease that does not correspond to an Anchor Tenant of a Mobilitie Sample Site, SBA Parent, on behalf of the Depositor, instructed us to note agreement with a colocation rent share of “0,” as shown on the Final Data File.

For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Sample Site and an entity name that includes “T-Mobile,” as shown on the Final Data File (each, a “Mobilitie T-Mobile Sample Site”), SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share as 50% of the tenant lease amendment rent increases, including escalations based upon effective date of each respective tenant lease amendment, as shown on the Tenant Lease Source Documents, for all Tenant Leases relating to the Mobilitie T-Mobile Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Sample Site that is not a Mobilitie T-Mobile Sample Site (each a “Mobilitie Non T-Mobile Sample Site”), SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share as 50% of the sum of the tenant annualized run rate revenue (ARRR), as shown on the Final Data File, for all Tenant Leases relating to the Mobilitie Non T-Mobile Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

ix.	For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A Page 1 of 2

Sample Characteristic Differences

Sample Number	Sample Characteristic	Final Data File Value	Source Value

S-24	Ground lease final term end date	8/31/2042	4/11/2041

S-25	Ground lease final term end date	8/31/2035	9/30/2042

S-39	Ground lease final term end date	5/26/2029	<unable to determine>

S-57	Ground lease final term end date	11/14/2036	4/1/2042

S-72	Ground lease final term end date	3/31/2039	2/26/2042

S-92	Ground lease final term end date	12/31/2041	6/20/2041

S-100	Ground lease final term end date	6/13/2035	4/26/2036

T-2	Tenant number of remaining renewal terms	2	3

T-7	Tenant current term end date	9/30/2025	9/30/2023
	Tenant final term end date	9/30/2040	9/30/2038

T-9	Tenant current term end date	9/30/2025	9/30/2023
	Tenant final term end date	9/30/2040	9/30/2038

T-17	Tenant number of remaining renewal terms	0	2
	Tenant final term end date	10/22/2025	10/24/2030

T-21	Tenant next escalation amount	0	3.0%
	Tenant next escalation type	0	Fixed %

T-22	Tenant final term end date	2/14/2034	2/14/2036

T-23	Tenant current term end date	9/30/2025	9/30/2023
	Tenant final term end date	9/30/2040	9/30/2038

T-31	Tenant current term end date	9/30/2021	9/30/2023
	Tenant number of remaining renewal terms	4	3
	Tenant final term end date	9/30/2041	9/30/2038

T-36	Tenant final term end date	9/30/2048	9/30/2041

T-51	Tenant number of remaining renewal terms	2	1
	Tenant final term end date	10/31/2035	10/31/2030
	Tenant next escalation frequency	1	5

T-53	Tenant current term end date	9/30/2021	9/30/2023
	Tenant number of remaining renewal terms	4	3

Exhibit 4 to Attachment A Page 2 of 2

Sample Number	Sample Characteristic	Final Data File Value	Source Value

	Tenant final term end date	9/30/2041	9/30/2038

T-54	Tenant current term end date	9/30/2021	9/30/2023
	Tenant number of remaining renewal terms	4	3
	Tenant final term end date	9/30/2041	9/30/2038

T-58	Tenant current term end date	12/15/2022	12/14/2022
	Tenant final term end date	12/15/2032	12/14/2032

T-61	Tenant current term end date	3/31/2029	3/31/2022
	Tenant final term end date	3/31/2049	3/31/2042

T-67	Tenant current term end date	9/30/2021	9/30/2023
	Tenant number of remaining renewal terms	4	3
	Tenant final term end date	9/30/2041	9/30/2038

T-68	Tenant current term end date	3/31/2028	3/31/2023
	Tenant final term end date	3/31/2038	3/31/2033

T-71	Tenant number of remaining renewal terms	0	1
	Tenant final term end date	4/27/2030	4/27/2035

T-78	Tenant current term end date	10/16/2023	9/10/2023
	Tenant final term end date	10/16/2038	9/10/2038

T-79	Tenant current term end date	9/30/2025	9/30/2023
	Tenant final term end date	9/30/2040	9/30/2038

T-81	Tenant current term end date	9/30/2021	9/30/2023
	Tenant number of remaining renewal terms	4	3
	Tenant final term end date	9/30/2041	9/30/2038

T-82	Tenant current term end date	9/2/2024	6/3/2024
	Tenant final term end date	9/2/2024	6/3/2024
	Tenant next escalation amount	0	20.0%
	Tenant next escalation type	0	Fixed %

T-100	Tenant current term end date	12/31/2024	12/30/2021
	Tenant number of remaining renewal terms	3	1
	Tenant final term end date	12/31/2039	12/30/2031

Exhibit 5 to Attachment A

Sample Characteristic Percentage Differences

Sample Number	Sample Characteristic	Percentage Difference

S-5	Rent revenue share reimbursement	-4.76%

S-91	Rent revenue share reimbursement	-21.27%

T-1	Tenant current rent rate	3.36%

T-15	Tenant current rent rate	-41.45%

T-17	Tenant current rent rate	-51.00%

T-21	Tenant current rent rate	3.00%

T-58	Tenant current rent rate	-33.10%

T-67	Tenant current rent rate	-19.04%

T-97	Tenant current rent rate	34.97%

T-98	Tenant current rent rate	6.53%

T-99	Tenant current rent rate	-3.03%

T-100	Tenant current rent rate	-19.54%

Exhibit 5 to Attachment A

Provided Calculation Methodology

For the purpose of calculating the Provided Calculation Characteristic for each Sample Site on the Base Data File, as applicable, SBA Parent, on behalf of the Depositor, instructed us to perform the following calculation(s):

Provided Calculation Characteristic	Calculation Methodology

Site Operating Expenses

The sum of the:

a.          Revenue sharing expense (Revenue Sharing),

b.          Insurance expense (Insurance Expense),

c.          Electric expense (Elec Expense),

d.          Telephone expense (Tele Expense),

e.          Property taxes (GPTaxes),

f.           Site maintenance expense (SMaint Expense) and

g.          Site expense (Site Expense),

all as shown on the Base Data File